FRANKLIN TEMPLETON GROUP
                        777 Mariners Island Boulevard
                             San Mateo, CA 94404




December 2, 1999


Filed Via EDGAR (CIK #0000083293)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE:   Franklin Gold Fund
            File Nos. 2-30761 & 811-1700

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 29, 1999.

Sincerely yours,

FRANKLIN GOLD FUND


/s/Leiann Nuzum
Associate General Counsel

LN/jg

cc:   Mark H. Plafker, Esq.